SEGMENT INFORMATION (Details) $ in Thousands, bbl in Millions			3 Months Ended		6 Months Ended		12 Months Ended
	May. 14, 2015 bbl / d mi	Sep. 16, 2014 bbl / d	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) bbl / d bbl	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) tank segment
Segment Reporting Information [Line Items]
Reportable segments | segment							2
Revenue from affiliates			$ 34,868	$ 10,168	$ 67,713	$ 12,350
Depreciation and amortization			1,637	868	3,270	1,729
Income (loss) from operations			24,734	2,874	44,450	(1,450)
Interest expense, net and amortization of loan fees			4,930	358	6,885	356
Capital expenditures			144	16,673	220	26,119
Total assets			417,766		417,766		$ 410,141
Terminaling Segment [Member]
Segment Reporting Information [Line Items]
Revenue from affiliates			29,642	10,168	56,962	12,350
Depreciation and amortization			993	471	1,984	947
Income (loss) from operations			25,620	6,723	45,422	5,662
Interest expense, net and amortization of loan fees			0	0	0	0
Capital expenditures			144	12,482	220	20,493
Total assets			112,164		112,164		105,631
Storage Segment [Member]
Segment Reporting Information [Line Items]
Revenue from affiliates			5,226	0	10,751	0
Depreciation and amortization			644	397	1,286	782
Income (loss) from operations			2,843	(2,240)	5,819	(4,706)
Interest expense, net and amortization of loan fees			0	0	0	0
Capital expenditures			0	4,191	0	5,626
Total assets			54,296		54,296		53,038
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Revenue from affiliates			0	0	0	0
Depreciation and amortization			0	0	0	0
Income (loss) from operations			(3,729)	(1,609)	(6,791)	(2,406)
Interest expense, net and amortization of loan fees			4,930	358	6,885	356
Capital expenditures			0	$ 0	0	$ 0
Total assets			$ 251,306		$ 251,306		$ 251,472
Delaware City Rail Unloading Terminal [Member] | Terminaling Segment [Member]
Segment Reporting Information [Line Items]
Unloading capacity | bbl / d					130,000
Delaware City West Heavy Crude Unloading Rack [Member]
Segment Reporting Information [Line Items]
Unloading capacity | bbl / d		40,000
Delaware City West Heavy Crude Unloading Rack [Member] | Terminaling Segment [Member]
Segment Reporting Information [Line Items]
Unloading capacity | bbl / d					40,000
Toledo Truck Unloading Terminal [Member] | Terminaling Segment [Member]
Segment Reporting Information [Line Items]
Total throughput capacity | bbl / d					22,500
Propane Truck Loading Facility [Member] | Terminaling Segment [Member]
Segment Reporting Information [Line Items]
Unloading capacity | bbl / d					11,000
Toledo Tank Farm [Member] | Storage Segment [Member]
Segment Reporting Information [Line Items]
Number of storage tanks | tank							30
Maximum storage capacity | bbl					0
Maximum throughput capacity, crude oil | bbl					0
Maximum throughput capacity, refined product and intermediates | bbl					0
Delaware City Products Pipeline [Member]
Segment Reporting Information [Line Items]
Oil and Gas, Pipeline miles | mi	23.4
Oil and Gas, Pipeline Diameter	16
Oil And Gas Plant, Pipeline Capacity | bbl / d	125,000
Delaware City Truck Rack [Member]
Segment Reporting Information [Line Items]
Unloading capacity | bbl / d	76,000
Number Of Unloading Lanes	15